Goodwill and Other Identifiable Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Identifiable Intangible Assets
Goodwill and Other Identifiable Intangible Assets

The change in the carrying amount of goodwill attributable to each reportable business segment for the years ended December 31, 2012 and 2011 was as follows:

(Millions)	Perform-ance Coatings	Industrial Coatings	Architectural Coatings— EMEA	Optical and Specialty Materials	Glass	Commodity Chemicals (1)	Total
Balance, Jan. 1, 2011	$1,151	$495	$966	$49	$52	$6	$2,719
Goodwill from acquisitions	4	—	1	—	—	—	5
Currency translation	(16)	(11)	(34)	(1)	(2)	—	(64)
Balance, Dec. 31, 2011	$1,139	$484	$933	$48	$50	$6	$2,660
Goodwill from acquisitions	22	18	18	—	—	—	58
Currency translation	12	10	19	—	2	—	43
Balance, Dec. 31, 2012	$1,173	$512	$970	$48	$52	$6	$2,761

(1) The former commodity chemicals business was separated on January 28, 2013. See Note 25 for additional information regarding the transaction.

The carrying amount of acquired trademarks with indefinite lives as of December 31, 2012 and 2011 totaled $324 million and $316 million, respectively.

The Company’s identifiable intangible assets with finite lives are being amortized over their estimated useful lives and are detailed below.

	Dec. 31, 2012			Dec. 31, 2011
(Millions)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Acquired technology	$516	$(342)	$174	$511	$(308)	$203
Customer-related intangibles	1,010	(491)	519	945	(412)	533
Tradenames	120	(57)	63	116	(50)	66
Other	34	(29)	5	32	(25)	7
Balance	$1,680	$(919)	$761	$1,604	$(795)	$809

Aggregate amortization expense was $109 million, $120 million and $123 million in 2012, 2011 and 2010, respectively. The former commodity chemicals business incurred amortization expense of $1 million per year in 2012, 2011, and 2010, respectively. These amounts are recorded in "Income from discontinued operations, net of tax." The estimated future amortization expense of identifiable intangible assets per year is approximately $102 million during 2013, approximately $100 million during 2014 and 2015, approximately $80 million in 2016 and approximately $70 million in 2017. As a result of the separation of the former commodity chemicals business, PPG expects reduced amortization expense of approximately $1 million per year in 2013, 2014, and 2015.